Bank credit lines, loan facilities and notes - Schedule of Principal Payments on Debt Instruments (Details) - Senior Secured Term Loan - Senior Secured Term Loan - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Periodic principal payment	$ (7,440)	$ (7,441)	$ (7,440)	$ (7,440)	$ (7,441)	$ (2,014,882)	$ (275,000)
Annual principal payment	$ (22,321)			$ (2,304,763)